Assets and Disposal Groups Held for Sale - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Proceeds from sales of business, net of cash and cash equivalents divested	¥ 19,959	¥ 7,958	¥ 28,196
Impairment of assets held for sale	¥ 1,685	¥ 4,693	¥ 0